Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Administrative expenses	$ 171,552	$ 78,592
Vessel operating and voyage expenses	4,024,434	3,291,428
Total	$ 4,195,986	$ 3,370,020